Annual Total Returns - Franklin Colorado Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF3-21 - Franklin Colorado Tax-Free Income Fund - Class A	Mar. 08, 2021
Bar Chart Table:
Annual Return 2010	(0.01%)
Annual Return 2011	12.20%
Annual Return 2012	8.42%
Annual Return 2013	(5.33%)
Annual Return 2014	10.96%
Annual Return 2015	1.99%
Annual Return 2016	1.39%
Annual Return 2017	2.77%
Annual Return 2018	1.04%
Annual Return 2019	6.40%